General (Tables)	12 Months Ended
Nov. 30, 2012
Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They are Marketed

As of January 22, 2013, our cruise brands’ summary information is as follows:

Cruise Brands	Passenger Capacity (a)	Number of Cruise Ships	Primary Markets (b)

North America
Carnival Cruise Lines	61,968	24	North America
Princess Cruises (“Princess”)	36,912	16	North America
Holland America Line	23,492	15	North America
Seabourn	1,986	6	North America

North America Cruise Brands	124,358	61

EAA
Costa Cruises (“Costa”)	31,720	14	Italy, France and Germany
AIDA Cruises (“AIDA”)	16,442	9	Germany
P&O Cruises (UK)	14,636	7	United Kingdom (“UK”)
Cunard	6,672	3	UK and North America
P&O Cruises (Australia)	4,780	3	Australia
Ibero Cruises (“Ibero”)	4,176	3	Spain and South America

EAA Cruise Brands	78,426	39

	202,784	100

(a)	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.
(b)	Represents the primary regions or countries where guests are sourced.